Financial Risk Management - Schedule of Company's Debt to Equity Ratio (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Total liabilities	₩ 118,096	₩ 114,453
Total equity	₩ 568,363	₩ 463,728	₩ 330,180	₩ 246,841
Debt ratio	21.00%	25.00%